Share-based Compensation (Detail Textuals 2) ¥ in Thousands, $ in Millions		1 Months Ended			12 Months Ended
	Jun. 13, 2018 CNY (¥)	Nov. 20, 2018 shares	Sep. 29, 2018 CNY (¥) shares	Sep. 29, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based compensation expense					¥ 71,200
Value of shares issued					¥ 103,372
Class B ordinary shares | Mr. Wei Wen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock voting right	15 votes
Total share based compensation expense	¥ 4,700
Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued | shares		10,400,000
ACEE Capital Ltd. | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based compensation expense			¥ 1,700
Number of shares issued | shares			521,962	521,962
Value of shares issued | $				$ 1.1